Right-of-Use Assets	6 Months Ended
Jun. 30, 2026
Right-of-Use Assets [Abstract]
RIGHT-OF-USE ASSETS
7	RIGHT-OF-USE ASSETS

	Office premises	Motor vehicles	Total
	US$	US$	US$
Cost
At January 1, 2025	355,960	61,637	417,597
Additions	1,159,035	-	1,159,035
Disposal of controlling in subsidiaries	(249,629)	(67,894)	(317,523)
Currency alignment	36,132	6,257	42,389
At December 31, 2025	1,301,498	-	1,301,498
Additions	194,214	-	194,214
Disposal	(239,394)	-	(239,394)
Currency alignment	(4,713)	-	(4,713)
At June 30, 2026	1,251,605	-	1,251,605

Accumulated depreciation
At January 1, 2025	284,599	12,328	296,927
Charges	405,866	-	405,866
Disposal of controlling in subsidiaries	(172,832)	(13,579)	(186,411)
Currency alignment	49,169	1,251	50,420
At December 31, 2025	566,802	-	566,802
Additions	242,901	-	242,901
Disposal	(111,114)	-	(111,114)
Currency alignment	(7,330)	-	(7,330)
At June 30, 2026	691,259	-	691,259

Carrying amount:
At December 31, 2025	734,696	-	734,696
At June 30, 2026	560,346	-	560,346